OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Other Income

Other income consists of the following:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Gain on bargain purchase (Note 4)	—	9,654	—	—
Gain on disposal of a subsidiary	—	14,332	—	—
Foreign exchange gain	—	220	2,322	374
Government subsidy	—	150	946	153
Others	451	1,298	1,970	317

	451	25,654	5,238	844